Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon U.S. Mortgage Fund, Inc.
Entity Central Index Key	0000762156
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BNY Mellon U.S. Mortgage Fund Inc - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon U.S. Mortgage Fund, Inc.
Class Name	Class A
Trading Symbol	GPGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs pa id as a percentage of a $10,000 investment
Class A *	$ 41	0.80% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in
the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.80%	[1],[2]
Material Change Date	Nov. 01, 2024
Net Assets	$ 173,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	104.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
Material Fund Change Adviser [Text Block]	Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon U.S. Mortgage Fund Inc - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon U.S. Mortgage Fund, Inc.
Class Name	Class C
Trading Symbol	GPNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 80	1.54% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 80	[1]
Expense Ratio, Percent	1.54%	[1],[2]
Material Change Date	Nov. 01, 2024
Net Assets	$ 173,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	104.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
Material Fund Change Adviser [Text Block]	Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon U.S. Mortgage Fund Inc - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon U.S. Mortgage Fund, Inc.
Class Name	Class I
Trading Symbol	GPNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 28	0.55% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 28	[1]
Expense Ratio, Percent	0.55%	[1],[2]
Material Change Date	Nov. 01, 2024
Net Assets	$ 173,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	104.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
Material Fund Change Adviser [Text Block]	Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon U.S. Mortgage Fund Inc - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon U.S. Mortgage Fund, Inc.
Class Name	Class Y
Trading Symbol	GPNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 28	0.54% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 28	[1]
Expense Ratio, Percent	0.54%	[1],[2]
Material Change Date	Nov. 01, 2024
Net Assets	$ 173,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	104.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
Material Fund Change Adviser [Text Block]	Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon U.S. Mortgage Fund Inc - Class Z
Shareholder Report [Line Items]
Fund Name	BNY Mellon U.S. Mortgage Fund, Inc.
Class Name	Class Z
Trading Symbol	DRGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z *	$ 36	0.70% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.70%	[1],[2]
Material Change Date	Nov. 01, 2024
Net Assets	$ 173,000,000
Holdings Count | Holdings	79
Investment Company, Portfolio Turnover	104.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
Material Fund Change Adviser [Text Block]	Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.